RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) MWh	Dec. 31, 2022 CAD ($)
Fair Value Hierarchy
Derivative Instrument Assets	$ 1,440	$ 705
Derivative Instrument Liabilities	(1,249)	(1,022)
Fair Value	$ 191	(317)
Minimum
Fair Value Hierarchy
Notional amount, life (in years)	15 years
Maximum
Fair Value Hierarchy
Notional amount, life (in years)	20 years
Power
Fair Value Hierarchy
Notional amount, energy (mwh) | MWh	50
Power | Minimum
Fair Value Hierarchy
Notional amount, life (in years)	15 years
Power | Maximum
Fair Value Hierarchy
Notional amount, life (in years)	20 years
Wind Generation
Fair Value Hierarchy
Source allocation percentage	80.00%
Solar Generation
Fair Value Hierarchy
Source allocation percentage	10.00%
Market
Fair Value Hierarchy
Source allocation percentage	10.00%
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	$ 191	(317)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	52	37
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	150	(343)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	(11)	(11)
Total trading activity
Fair Value Hierarchy
Derivative Instrument Assets	1,382	685
Derivative Instrument Liabilities	(1,201)	(837)
Fair Value	181	(152)
Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	12	0
Derivative Instrument Liabilities	(1)	(74)
Fair Value	11	(74)
Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	36	12
Derivative Instrument Liabilities	(47)	(76)
Fair Value	(11)	(64)
Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	10	8
Derivative Instrument Liabilities	0	(35)
Fair Value	10	(27)
Commodities | Recurring basis | Power
Fair Value Hierarchy
Derivative Instrument Assets	1,293	659
Derivative Instrument Liabilities	(1,186)	(733)
Commodities | Recurring basis | Quoted Prices in Active Markets (Level I) | Power
Fair Value Hierarchy
Derivative Instrument Assets	1,054	515
Derivative Instrument Liabilities	(1,002)	(478)
Commodities | Recurring basis | Significant Other Observable Inputs (Level II) | Power
Fair Value Hierarchy
Derivative Instrument Assets	229	142
Derivative Instrument Liabilities	(163)	(242)
Commodities | Recurring basis | Significant Unobservable Inputs (Level III) | Power
Fair Value Hierarchy
Derivative Instrument Assets	10	2
Derivative Instrument Liabilities	(21)	(13)
Foreign exchange | Recurring basis
Fair Value Hierarchy
Derivative Instrument Assets	111	34
Derivative Instrument Liabilities	(16)	(213)
Foreign exchange | Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Foreign exchange | Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets	111	34
Derivative Instrument Liabilities	(16)	(213)
Foreign exchange | Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Interest rate | Recurring basis
Fair Value Hierarchy
Derivative Instrument Assets	36	12
Derivative Instrument Liabilities	(47)	(76)
Interest rate | Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Interest rate | Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets	36	12
Derivative Instrument Liabilities	(47)	(76)
Interest rate | Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Other current assets
Fair Value Hierarchy
Derivative Instrument Assets	1,285	614
Other current assets | Total trading activity
Fair Value Hierarchy
Derivative Instrument Assets	1,266	608
Other current assets | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	9	0
Other current assets | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	10	6
Other current assets | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	1,204	597
Other current assets | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	1,195	597
Other current assets | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	9	0
Other current assets | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	81	17
Other current assets | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	71	11
Other current assets | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	10	6
Other long-term assets
Fair Value Hierarchy
Derivative Instrument Assets	155	91
Other long-term assets | Total trading activity
Fair Value Hierarchy
Derivative Instrument Assets	116	77
Other long-term assets | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	3	0
Other long-term assets | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	36	12
Other long-term assets | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	2
Other long-term assets | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	89	62
Other long-term assets | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Assets	86	62
Other long-term assets | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	3	0
Other long-term assets | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	30	17
Other long-term assets | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	30	15
Other long-term assets | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	2
Other long-term assets | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	36	12
Other long-term assets | Interest rate | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Interest rate | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Other long-term assets | Interest rate | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Assets	36	12
Other long-term assets | Interest rate | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Accounts payable and other
Fair Value Hierarchy
Derivative Instrument Liabilities	(1,143)	(871)
Accounts payable and other | Total trading activity
Fair Value Hierarchy
Derivative Instrument Liabilities	(1,124)	(742)
Accounts payable and other | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(1)	(72)
Accounts payable and other | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(18)	(26)
Accounts payable and other | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(31)
Accounts payable and other | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(1,111)	(656)
Accounts payable and other | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(1,110)	(584)
Accounts payable and other | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(1)	(72)
Accounts payable and other | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(14)	(189)
Accounts payable and other | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(14)	(158)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(31)
Accounts payable and other | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	(18)	(26)
Accounts payable and other | Interest rate | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Accounts payable and other | Interest rate | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(18)	(26)
Accounts payable and other | Interest rate | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities
Fair Value Hierarchy
Derivative Instrument Liabilities	(106)	(151)
Other long-term liabilities | Total trading activity
Fair Value Hierarchy
Derivative Instrument Liabilities	(77)	(95)
Other long-term liabilities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(2)
Other long-term liabilities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(29)	(50)
Other long-term liabilities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(4)
Other long-term liabilities | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(75)	(77)
Other long-term liabilities | Commodities | Commodities
Fair Value Hierarchy
Derivative Instrument Liabilities	(75)	(75)
Other long-term liabilities | Commodities | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(2)
Other long-term liabilities | Commodities | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Commodities | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(2)	(24)
Other long-term liabilities | Foreign exchange | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Liabilities	(2)	(20)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	(4)
Other long-term liabilities | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	(29)	(50)
Other long-term liabilities | Interest rate | Interest rate
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	0	0
Other long-term liabilities | Interest rate | Fair Value Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	(29)	(50)
Other long-term liabilities | Interest rate | Net Investment Hedges
Fair Value Hierarchy
Derivative Instrument Liabilities	$ 0	$ 0